Note 6 - Warrant Liabilities 1 (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	May 06, 2022	Jan. 25, 2022	Jan. 24, 2022	Jan. 22, 2022	Jan. 18, 2022	Dec. 31, 2021
Warrant Liability, Fair Value Disclosure		$ 1,945	$ 8,335						$ 143,237
Warrants and Rights Outstanding, Term (Year)				36 months
Liberty Warrants and Liberty Advisory Fee Warrant [Member]
Warrant Liability, Fair Value Disclosure		1,182	6,191					$ 30,900	0
Pipe Warrant [Member]
Warrant Liability, Fair Value Disclosure		59	311				$ 1,300		0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 20
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					2,500,000
The 8.63 Warrants [Member]
Warrant Liability, Fair Value Disclosure		$ 704	$ 1,833		$ 4,900				$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 8.63	$ 8.63		$ 8.63	$ 11.5
Warrants and Rights Outstanding, Term (Year)					5 years
Class of Warrant or Right, Redemption Price of Warrants or Rights (in dollars per share)					$ 13.5	$ 18
The 8.63 Warrants [Member] | Private Placement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					200,000
The 8.63 Warrants [Member] | Common Class A [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					8,333,333
Class of Warrant or Right, Unissued (in shares)					333,333
Public Warrants [Member] | Common Class A [Member]
Stock Issued During Period, Shares, Warrants Exercised (in shares)	613,111